Allowances for Loan Losses - Additional Information (Detail) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) Loans	Jun. 30, 2022 USD ($)
Loans and Leases Receivable Disclosure [Line Items]
Purchased loans acquired with deteriorated credit quality		$ 5,556	$ 5,567
Unpaid principal balance	$ 339	840	8,441
Total Loans	236,840	715,039	790,181
Federal Home Loan Bank (FHLB) [Member]
Loans and Leases Receivable Disclosure [Line Items]
Borrowings secured by loans pledged to FHLB	1,120	0
Real Estate Commercial Loans And Construction And Development [Member]
Loans and Leases Receivable Disclosure [Line Items]
Total Loans		$ 338,749	435,588
Additional loans and leases receivable carrying amount			$ 165,203
Loan portfolio percentage		47.40%	55.10%
Commercial Real Estate Portfolio Segment [Member]
Loans and Leases Receivable Disclosure [Line Items]
Purchased loans acquired with deteriorated credit quality		$ 4,394	$ 4,369
Unpaid principal balance	0	0	2,501
Established credit risk related non-accretable discount		2,716
Total Loans	$ 27,261	338,749	435,588
Purchased Credit Impaired Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Purchased loans acquired with deteriorated credit quality		5,556	5,249
Unpaid principal balance		6,627	6,627
Estimated fair value of loans		5,384	5,384
Contractual principal and interest at merger		8,509	8,509
Preliminary estimate of expected cash flows		5,793	5,793
Established credit risk related non-accretable discount			2,716
Accretable discount		409	409
Remaining unamortized accretable discount		307
Purchased Credit Impaired Loans [Member] | Federal Home Loan Bank (FHLB) [Member]
Loans and Leases Receivable Disclosure [Line Items]
Borrowings secured by loans pledged to FHLB		1,120	$ 0
Purchased Credit Impaired Loan [Member]
Loans and Leases Receivable Disclosure [Line Items]
Purchased loans acquired with deteriorated credit quality		$ 5,527
Covid -19 [Member] | Small Business Administration (SBA) [Member]
Loans and Leases Receivable Disclosure [Line Items]
Maximum overdue period for a loan modification not to be classfied as troubled debt restructuring		30 days
Maximum period within which the loan must have been executed from the date of declaration of national emergency	60 days
Number of loans deferred | Loans		0
Owner Occupied [Member] | Commercial Real Estate Portfolio Segment [Member]
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans on real estate		$ 109,226